Summary of Significant Accounting Policies (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Jul. 01, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Sublease month-to-month		$ 2,750
Lease revenue		$ 7,875
Income tax description		Uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.		Uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.
Accrued penalties and interest
Warrants or options outstanding		16,168,485
Conversion price		$ 0.20
Lease Agreement [Member]
Lease expiration	Jan. 25, 2021
Lease term	12 months